SHAREHOLDERS' EQUITY (Details 2)	6 Months Ended
	Jun. 30, 2026 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Granted	95,135	[1]
Restricted stock units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Balance	1,396,897	[2]
Granted	1,783,617	[2]
Vested	(362,312)
Canceled	(213,355)
Balance	2,604,847	[2]
Weighted-Average Fair Value
Balance | $ / shares	$ 221.68	[2]
Weighted-average fair value granted | $ / shares	75.47	[2]
Weighted-average fair value vested | $ / shares	178.92
Weighted-average fair value canceled | $ / shares	199.23
Balance | $ / shares	$ 129.35	[2]

[1]	Includes 73,074 performance options granted to the Company’s Co-CEOs in 2022, 74,108 in 2023, 22,481 in 2024, 20,217 in 2025, and 66,595 in 2026, as applicable.
[2]	Includes 22,928 performance shares granted to the Company’s Co-CEOs in 2023, 48,129, 62,211 and 258,656 performance shares granted to the Company’s Co-CEOs and several executives in 2024, 2025 and 2026, respectively.